TRADE RECEIVABLE (Schedule of loss allowance for trade receivables) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Trade Receivable
Beginning of the year/period	$ 1,878	¥ 13,625	¥ 17,614
Provision for expected credit losses ECLs	53	388	(3,989)
End of the year/period	$ 1,931	¥ 14,013	¥ 13,625